Income Tax - Summary of Income Tax in Profit or Loss (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016 [1]	Dec. 31, 2015 [1]
Disclosure of income tax expense and deferred taxes [line items]
Deferred taxation	¥ 2,922	¥ 2,360	¥ (650)
Actual income tax expense	6,192	5,993	6,552
PRC [member]
Disclosure of income tax expense and deferred taxes [line items]
Provision for income	3,147	3,478	7,128
Other jurisdictions [member]
Disclosure of income tax expense and deferred taxes [line items]
Provision for income	¥ 123	¥ 155	¥ 74

[1]	restated